Accounts Payable	12 Months Ended
Dec. 31, 2023
Accounts Payable [Abstract]
ACCOUNTS PAYABLE
NOTE 9:	ACCOUNTS PAYABLE

a.	Composition:

	December 31,
	2023	2022
	U.S. dollars in thousands

Trade payables	1	2
Accrued expenses	205	185

	206	187

The carrying amount of accounts payable is a reasonable approximation of their fair value because the effect of discounting is immaterial.

b.	The carrying amount of accounts payable is denominated in the following currencies:

	December 31,
	2023	2022
	U.S. dollars in thousands

U.S. dollars	157	137
NIS (not linked to the Israeli CPI)	49	50

	206	187